Balance Sheet Offsetting (Notes)	12 Months Ended
Dec. 31, 2013
Balance Sheet Offsetting [Abstract]
Balance Sheet Offsetting
Balance Sheet Offsetting:

Foreign Exchange Contracts

PMI uses deliverable and non-deliverable forward foreign exchange contracts, foreign currency swaps and foreign currency options, collectively referred to as foreign exchange contracts, to mitigate its exposure to changes in exchange and interest rates from third-party and intercompany actual and forecasted transactions. Substantially all of PMI's foreign exchange contracts are subject to master netting arrangements, whereby the right to offset occurs in the event of default by a participating party. While these contracts contain the enforceable right to offset through close-out netting rights, PMI elects to present them on a gross basis in the consolidated balance sheets. Collateral associated with these arrangements is in the form of cash and is unrestricted. See Note 15. Financial Instruments for disclosures related to PMI's derivative financial instruments.

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The effects of these foreign exchange contract assets and liabilities on PMI's consolidated balance sheets were as follows:

(in millions)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Financial Instruments	Cash Collateral Received/Pledged
						Net Amount

At December 31, 2013
Assets
Foreign exchange contracts	$153	$—	$153	$(52)	$(79)	$22
Liabilities
Foreign exchange contracts	$116	$—	$116	$(52)	$(47)	$17
At December 31, 2012
Assets
Foreign exchange contracts	$160	$—	$160	$(24)	$—	$136
Liabilities
Foreign exchange contracts	$55	$—	$55	$(24)	$—	$31